Investments (Credit Quality of Commercial Mortgage Loans) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 44,012	$ 41,088
% of Total	100.00%	100.00%
Estimated Fair Value	$ 45,104	$ 43,179
% of Total	100.00%	100.00%
Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 39,770	$ 36,139
% of Total	90.40%	88.00%
Estimated Fair Value	$ 40,921	$ 38,166
% of Total	90.70%	88.40%
65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 3,484	$ 3,798
% of Total	7.90%	9.20%
Estimated Fair Value	$ 3,451	$ 3,873
% of Total	7.70%	9.00%
76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 0	$ 145
% of Total	0.00%	0.40%
Estimated Fair Value	$ 0	$ 153
% of Total	0.00%	0.30%
Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 758	$ 1,006
% of Total	1.70%	2.40%
Estimated Fair Value	$ 732	$ 987
% of Total	1.60%	2.30%
Greater than 1.20x
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 41,814	$ 37,931
Greater than 1.20x | Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	38,163	33,933
Greater than 1.20x | 65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	3,270	3,306
Greater than 1.20x | 76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	0	130
Greater than 1.20x | Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	381	562
1.00x - 1.20x
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	1,341	1,791
1.00x - 1.20x | Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	1,063	1,105
1.00x - 1.20x | 65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	138	405
1.00x - 1.20x | 76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	0	0
1.00x - 1.20x | Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	140	281
Less than 1.00x
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	857	1,366
Less than 1.00x | Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	544	1,101
Less than 1.00x | 65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	76	87
Less than 1.00x | 76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	0	15
Less than 1.00x | Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 237	$ 163